Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Lease Amendment [Member]
Other Commitments [Line Items]
Letter of credit as a security deposit	$ 500,000
Aggregate rent payment	9,653,000		2,500,000
Rental expense	1,200,000	900,000
License agreement cost	1,900,000
Milestone payments paid	100,000
Milestone payment payable	$ 200,000